Property, plant and equipment - Disclosure of Detailed Information About Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 257,779
Property, plant and equipment	377,037		$ 257,779
Additions to property, plant, and equipment	(137,400)	[1]	(32,269)	[1]	$ (24,701)
Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	340,034		261,065
Additions	208,821		110,504
Divestments and disposals	(47,732)		(1,523)
Reclassifications	(56,899)		51,534
Decrease through classified as held for sale, property, plant and equipment			(61,924)
Effect of foreign currency exchange rate differences (Restated)	(2,725)		(19,622)
Property, plant and equipment	441,499		340,034		261,065
Cash-settled additions	109,141		30,881
Amounts payable, related party transactions	28,259		1,388
Additions to property, plant, and equipment	(137,400)
Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(82,255)		(81,861)
Divestments and disposals	45,231		494
Impairment loss	(22,090)
Reclassifications	9,873		0
Decrease through classified as held for sale, property, plant and equipment			10,376
Effect of foreign currency exchange rate differences (Restated)	230		6,973
Depreciation expense - (Restated)	(8,451)		(13,519)
Depreciation capitalized into inventory - (Restated)	(7,000)		(4,718)
Property, plant and equipment	(64,462)		(82,255)		(81,861)
Buildings and land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	3,060
Property, plant and equipment	6,207		3,060
Buildings and land | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	4,070		52,230
Additions	4,699		2,789
Divestments and disposals	(313)		(604)
Reclassifications	433		(1,976)
Decrease through classified as held for sale, property, plant and equipment			(44,342)
Effect of foreign currency exchange rate differences (Restated)	27		(4,027)
Property, plant and equipment	8,916		4,070		52,230
Buildings and land | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(1,010)		(4,712)
Divestments and disposals	25		47
Impairment loss	0
Reclassifications	(6)		195
Decrease through classified as held for sale, property, plant and equipment			5,623
Effect of foreign currency exchange rate differences (Restated)	(3)		938
Depreciation expense - (Restated)	(1,715)		(3,101)
Depreciation capitalized into inventory - (Restated)	0		0
Property, plant and equipment	(2,709)		(1,010)		(4,712)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	94,439
Property, plant and equipment	119,771		94,439
Machinery and equipment | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	175,684		137,476
Additions	81,253		13,434
Divestments and disposals	(47,419)		(919)
Reclassifications	(27,606)		53,477
Decrease through classified as held for sale, property, plant and equipment			(17,582)
Effect of foreign currency exchange rate differences (Restated)	(967)		(10,202)
Property, plant and equipment	180,945		175,684		137,476
Machinery and equipment | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(81,245)		(77,149)
Divestments and disposals	45,206		447
Impairment loss	(21,511)
Reclassifications	9,879		(195)
Decrease through classified as held for sale, property, plant and equipment			4,753
Effect of foreign currency exchange rate differences (Restated)	233		6,035
Depreciation expense - (Restated)	(6,736)		(10,418)
Depreciation capitalized into inventory - (Restated)	(7,000)		(4,718)
Property, plant and equipment	(61,174)		(81,245)		(77,149)
Machinery under development
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	160,280
Property, plant and equipment	251,059		160,280
Machinery under development | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	160,280		71,359
Additions	122,869		94,281
Divestments and disposals	0		0
Reclassifications	(29,726)		33
Decrease through classified as held for sale, property, plant and equipment			0
Effect of foreign currency exchange rate differences (Restated)	(1,785)		(5,393)
Property, plant and equipment	251,638		160,280		71,359
Machinery under development | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	0		0
Divestments and disposals	0		0
Impairment loss	(579)
Reclassifications	0		0
Decrease through classified as held for sale, property, plant and equipment			0
Effect of foreign currency exchange rate differences (Restated)	0		0
Depreciation expense - (Restated)	0		0
Depreciation capitalized into inventory - (Restated)	0		0
Property, plant and equipment	(579)		0		$ 0
Property, Plant and Equipment for Vehicles | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Reclassifications	$ 47,026		$ 51,534

[1]	Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.